                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-04015
                                                      ---------

                         Eaton Vance Mutual Funds Trust
                         ------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                   December 31
                                   -----------
                             Date of Fiscal Year End

                                  June 30, 2004
                                  -------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EV LOGO]

[GRAPHIC IMAGE]

SEMIANNUAL REPORT JUNE 30, 2004

[GRAPHIC IMAGE]

EATON VANCE LOW DURATION FUND

[GRAPHIC IMAGE]

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

   The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

   - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

   - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

   - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

     For more information about Eaton Vance's privacy policies, call:
     1-800-262-1122.

                               IMPORTANT NOTICE
                            REGARDING DELIVERY OF
                            SHAREHOLDER DOCUMENTS

   The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

   EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

   If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

   Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.


From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE LOW DURATION FUND as of June 30, 2004
INVESTMENT UPDATE

INVESTMENT ENVIRONMENT

- The U.S. economic recovery continued in the first half of 2004, boosted by increasing consumer confidence and by a renewal of capital spending by business. GDP rose 3.0% in the second quarter of 2004, following a 4.5% rise in the first quarter, while the nation's jobless rate declined to 5.6% in June, down from 6.3% a year ago.

- Amid a stronger economy and surging energy prices, the Federal Reserve showed concern over a potential revival of inflation. Following 13 rate cuts dating to January 2001, the Fed RAISED its benchmark Federal Funds rate - a key short-term interest rate barometer - on June 30 and again on August 10.

- The first half of 2004 brought an improving investment climate for the mortgage-backed securities (MBS) market. With mortgage rates rising, prepayment rates slowed appreciably from last year's record pace. Quality spreads on seasoned MBS -their yield differential over Treasury bonds - narrowed by around 50 basis points (0.50%) during the six-month period.

THE FUND

   PERFORMANCE FOR THE PAST SIX MONTHS

- The Fund's Class A shares had a total return of 0.36% during the six months ended June 30, 2004.(1) This return resulted from a decrease in net asset value per share (NAV) to $9.45 on June 30, 2004 from $9.59 on December 31, 2003, and the reinvestment of $0.174 in dividends.

- The Fund's Class B shares had a total return of -0.03% during the six months ended June 30, 2004.(1) This return resulted from a decrease in NAV to $9.45 on June 30, 2004 from $9.59 on December 31, 2003, and the reinvestment of $0.138 in dividends.

- The Fund's Class C shares had a total return of 0.05% during the six months ended June 30, 2004.(1) This return resulted from a decrease in NAV to $9.45 on June 30, 2004 from $9.59 on December 31, 2003, and the reinvestment of $0.145 in dividends.

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

   FUND INFORMATION
   as of June 30, 2004

   PERFORMANCE(3)                                                            CLASS A  CLASS B   CLASS C
   ----------------------------------------------------------------------------------------------------
   CUMULATIVE TOTAL RETURNS (AT NET ASSET VALUE)
   One Year                                                                  -0.45%    -1.21%    -1.06%
   Life of Fund+                                                              0.59     -0.17     -0.02

   SEC CUMULATIVE TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)
   One Year                                                                  -2.72%    -4.09%    -2.02%
   Life of Fund+                                                             -0.71     -1.53     -0.02

+Inception Dates - Class A: 9/30/02; Class B: 9/30/02; Class C:9/30/02

- The upturn in short-term interest rates was reflected in returns for short-term, money market instruments, which also edged higher during the period. Two-year Treasury issues, which yielded 1.63% on December 31, 2003, yielded 2.69% on June 30, 2004.

   MANAGEMENT DISCUSSION

- Low Duration Fund seeks total return, an objective it pursues primarily through investments in investment-grade, fixed-income securities. The Fund`s average duration was 1.16 years at June 30, 2004. Duration measures cash flows and expected maturity of a fixed-income security or portfolio and indicates price sensitivity to changes in interest rates.

- The Fund had 66.2% of its net assets at June 30, 2004 in Investment Portfolio, which normally invests at least 90% of its assets in investment grade securities, including short-term money market instruments and high-grade fixed-income investments with short maturities.(2) Money market returns moved modestly higher in response to rising short-term rates. The Fund also invested in senior floating-rate loans -9.4% of its net assets - through an investment in Floating Rate Portfolio. Because of their reset features, floating-rate loans may enjoy rising income returns as interest rates move higher. During the six-month period ended June 30, 2004, the Fund had no exposure to corporate bonds, which saw spreads widen during the period.

- A significant portion of the Fund's total investments -25.1% of its net assets at June 30, 2004 - was invested in Government Obligations Portfolio. Spreads on seasoned MBS have narrowed somewhat in 2004 from their unprecedented levels in 2003. Five-year Treasury yields rose 87 basis points (0.87%), while MBS yields rose around 40 basis points (0.40%). Nonetheless, at June 30, 2004, MBS spreads still remained wide by historical norms. Given this spread, we believe that seasoned MBS may be better positioned than Treasury bonds to weather a likely uptrend in interest rates as the economy improves.

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

(1) THESE RETURNS DO NOT INCLUDE THE 2.25% MAXIMUM SALES CHARGE FOR THE FUND'S CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B AND CLASS C SHARES. IF SALES CHARGES WERE REFLECTED, RETURNS WOULD BE LOWER. (2) AN INVESTMENT IN A MONEY MARKET INSTRUMENT IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. (3) SEC RETURNS FOR CLASS A REFLECT THE MAXIMUM 2.25% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 3% - 1ST YEAR; 2.5% - 2ND YEAR; 2.0% - 3RD YEAR; 1% - 4TH YEAR. SEC 1-YEAR RETURN FOR CLASS C REFLECTS A 1% CDSC.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

EATON VANCE LOW DURATION FUND as of June 30, 2004

FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2004

ASSETS
Investment in Investment Portfolio, at value
   (identified cost, $63,843,029)                                         $    63,573,507
Investment in Government Obligations Portfolio, at value
   (identified cost, $25,270,249)                                              24,053,273
Investment in Floating Rate Portfolio, at value
   (identified cost, $9,041,566)                                                9,049,876
Receivable for Fund shares sold                                                   113,515
-----------------------------------------------------------------------------------------
TOTAL ASSETS                                                              $    96,790,171
-----------------------------------------------------------------------------------------

LIABILITIES
Payable for Fund shares redeemed                                          $       647,002
Dividends payable                                                                  97,571
Payable to affiliate for distribution and service fees                              5,459
Payable to affiliate for Trustees' fees                                               870
Accrued expenses                                                                   48,307
-----------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                         $       799,209
-----------------------------------------------------------------------------------------
NET ASSETS                                                                $    95,990,962
-----------------------------------------------------------------------------------------

SOURCES OF NET ASSETS
Paid-in capital                                                           $   103,821,139
Accumulated net realized loss from Portfolios (computed
   on the basis of identified cost)                                            (5,099,511)
Accumulated net investment loss                                                (1,252,478)
Net unrealized depreciation from Portfolios (computed
   on the basis of identified cost)                                            (1,478,188)
-----------------------------------------------------------------------------------------
TOTAL                                                                     $    95,990,962
-----------------------------------------------------------------------------------------

CLASS A SHARES
NET ASSETS                                                                $    41,578,505
SHARES OUTSTANDING                                                              4,400,604
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets / shares of beneficial interest outstanding)               $          9.45
MAXIMUM OFFERING PRICE PER SHARE
   (100 / 97.75 of $9.45)                                                 $          9.67

CLASS B SHARES
NET ASSETS                                                                $    14,982,649
SHARES OUTSTANDING                                                              1,586,183
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE (NOTE 6)
   (net assets / shares of beneficial interest outstanding)               $          9.45

CLASS C SHARES
NET ASSETS                                                                $    39,429,808
SHARES OUTSTANDING                                                              4,173,229
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE (NOTE 6)
   (net assets / shares of beneficial interest outstanding)               $          9.45

On sales of $100,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2004

INVESTMENT INCOME
Interest allocated from Portfolios                                        $     1,376,007
Security lending income allocated from Portfolios                                 144,119
Expenses allocated from Portfolios                                               (377,328)
-----------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIOS                                     $     1,142,798
-----------------------------------------------------------------------------------------

EXPENSES
Advisory and administration fee                                           $        85,375
Trustees' fees and expenses                                                         1,714
Distribution and service fees
   Class A                                                                         63,923
   Class B                                                                         79,103
   Class C                                                                        199,217
Transfer and dividend disbursing agent fees                                        51,714
Registration fees                                                                  27,458
Custodian fee                                                                      14,960
Printing and postage                                                               11,741
Legal and accounting services                                                      16,706
Miscellaneous                                                                       2,322
-----------------------------------------------------------------------------------------
TOTAL EXPENSES                                                            $       554,233
-----------------------------------------------------------------------------------------
Deduct --
   Waiver of Advisory and administration fee                              $        46,138
-----------------------------------------------------------------------------------------
TOTAL EXPENSE WAIVERS                                                     $        46,138
-----------------------------------------------------------------------------------------

NET EXPENSES                                                              $       508,095
-----------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                     $       634,703
-----------------------------------------------------------------------------------------

REALIZED AND UNREALIZED
GAIN (LOSS) FROM PORTFOLIOS
Net realized gain (loss) --
   Investment transactions (identified cost basis)                        $       (55,159)
   Financial futures contracts                                                     57,525
   Swap contracts                                                                     135
-----------------------------------------------------------------------------------------
NET REALIZED GAIN                                                         $         2,501
-----------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                    $      (388,466)
   Financial futures contracts                                                    (23,322)
   Swap contracts                                                                      38
-----------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                      $      (411,750)
-----------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                                          $      (409,249)
-----------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                $       225,454
-----------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                          SIX MONTHS ENDED
INCREASE (DECREASE)                                       JUNE 30, 2004      YEAR ENDED
IN NET ASSETS                                             (UNAUDITED)        DECEMBER 31, 2003
----------------------------------------------------------------------------------------------
From operations --
   Net investment income                                    $       634,703    $       943,378
   Net realized gain (loss) from investment
      transactions, financial futures contracts
      and swap contracts                                              2,501           (698,481)
   Net change in unrealized appreciation
      (depreciation) from investments, financial
      futures contracts and swap contracts                         (411,750)        (1,272,184)
----------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                          $       225,454    $    (1,027,287)
----------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                               $      (944,634)   $    (2,576,212)
      Class B                                                      (230,251)          (594,040)
      Class C                                                      (720,468)        (1,733,870)
----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                         $    (1,895,353)   $    (4,904,122)
----------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                               $    11,265,923    $   108,397,413
      Class B                                                     3,670,298         21,510,475
      Class C                                                     4,290,572         69,606,722
   Net asset value of shares issued to shareholders
      in payment of distributions declared
      Class A                                                       587,004          1,611,573
      Class B                                                       145,270            384,597
      Class C                                                       427,204          1,031,021
   Cost of shares redeemed
      Class A                                                   (34,236,540)       (70,522,597)
      Class B                                                    (5,162,215)       (14,266,314)
      Class C                                                   (19,661,736)       (31,632,195)
   Net asset value of shares exchanged
      Class A                                                       986,656                 --
      Class B                                                      (985,648)                --
----------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                                  $   (38,673,212)   $    86,120,695
----------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                       $   (40,343,111)   $    80,189,286
----------------------------------------------------------------------------------------------

NET ASSETS
At beginning of period                                      $   136,334,073    $    56,144,787
----------------------------------------------------------------------------------------------
AT END OF PERIOD                                            $    95,990,962    $   136,334,073
----------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
NET INVESTMENT INCOME (LOSS)
INCLUDED IN NET ASSETS
AT END OF PERIOD                                            $    (1,252,478)   $         8,172

                       See notes to financial statements

FINANCIAL HIGHLIGHTS

                                                                                    CLASS A
                                                               ---------------------------------------------------
                                                               SIX MONTHS ENDED         YEAR ENDED DECEMBER 31,
                                                               JUNE 30, 2004         -----------------------------
                                                               (UNAUDITED)(1)           2003(1)         2002(1)(2)
------------------------------------------------------------------------------------------------------------------
Net asset -- value  Beginning of period                          $      9.590        $      9.990     $     10.000
------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment income                                            $      0.068        $      0.098     $      0.056
Net realized and unrealized gain (loss)                                (0.034)             (0.120)           0.035
------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                              $      0.034        $     (0.022)    $      0.091
------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
From net investment income                                       $     (0.174)       $     (0.378)    $     (0.101)
------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                              $     (0.174)       $     (0.378)    $     (0.101)
------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                                 $      9.450        $       9.59     $      9.990
------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                          0.36%              (0.23)%           0.91%
------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+
Net assets, end of period (000's omitted)                        $     41,579        $     63,709     $     27,033
Ratios (As a percentage of average daily net assets):
   Net expenses(4)                                                       1.21%(5)            1.21%            1.16%(5)
   Net expenses after custodian fee reduction(4)                         1.21%(5)            1.21%            1.16%(5)
   Net investment income                                                 1.44%(5)            1.00%            2.18%(5)
Portfolio Turnover of the Investment Portfolio                             78%                 43%               0%
Portfolio Turnover of the Government Obligations Portfolio                  3%                 67%              41%
Portfolio Turnover of the Floating Rate Portfolio                          33%                 --               --

+  The operating expenses of the Investment Portfolio and the
   Fund reflect an allocation/waiver of expenses to the
   Investment Adviser and Administrator. Had such actions not been taken, the ratios and net investment income per  share would have been as follows:
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                           1.29%(5)            1.23%            2.20%(5)
   Expenses after custodian fee reduction(4)                             1.29%(5)            1.23%            2.20%(5)
   Net investment income                                                 1.36%(5)            0.98%            1.14%(5)
Net investment income per share                                  $      0.064        $      0.096     $      0.030

(1) Net investment income per share was computed using average shares outstanding.

(2) For the period from the start of business, September 30, 2002, to December 31, 2002.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolios' allocated expenses.

(5)  Annualized.

                        See notes to financial statements

                                                                                    CLASS B
                                                               ---------------------------------------------------
                                                               SIX MONTHS ENDED         YEAR ENDED DECEMBER 31,
                                                               JUNE 30, 2004         -----------------------------
                                                               (UNAUDITED)(1)           2003(1)         2002(1)(2)
------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                           $      9.590        $      9.990     $     10.000
------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment income                                            $      0.036        $      0.024     $      0.039
Net realized and unrealized gain (loss)                                (0.038)             (0.121)           0.033
------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                              $     (0.002)       $     (0.097)    $      0.072
------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
From net investment income                                       $     (0.138)       $     (0.303)    $     (0.082)
------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                              $     (0.138)       $     (0.303)    $     (0.082)
------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                                 $      9.450        $      9.590     $      9.990
------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                         (0.03)%             (0.98)%           0.72%
------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+
Net assets, end of period (000's omitted)                        $     14,983        $     17,547     $     10,725
Ratios (As a percentage of average daily net assets):
   Net expenses(4)                                                       1.96%(5)            1.96%            1.91%(5)
   Net expenses after custodian fee reduction(4)                         1.96%(5)            1.96%            1.91%(5)
   Net investment income                                                 0.77%(5)            0.25%            1.49%(5)
Portfolio Turnover of the Investment Portfolio                             78%                 43%               0%
Portfolio Turnover of the Government Obligations Portfolio                  3%                 67%              41%
Portfolio Turnover of the Floating Rate Portfolio                          33%                 --               --

+  The operating expenses of the Investment Portfolio and the
   Fund reflect an allocation/waiver of expenses to the
   Investment Adviser and Administrator. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                           2.04%(5)            1.98%            2.95%(5)
   Expenses after custodian fee reduction(4)                             2.04%(5)            1.98%            2.95%(5)
   Net investment income                                                 0.69%(5)            0.23%            0.45%(5)
Net investment income per share                                  $      0.032        $      0.023     $      0.013

(1) Net investment income per share was computed using average shares outstanding.

(2) For the period from the start of business, September 30, 2002, to December 31, 2002.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolios' allocated expenses.

(5)  Annualized.

                        See notes to financial statements

                                                                                    CLASS C
                                                               ---------------------------------------------------
                                                               SIX MONTHS ENDED         YEAR ENDED DECEMBER 31,
                                                               JUNE 30, 2004         -----------------------------
                                                               (UNAUDITED)(1)           2003(1)         2002(1)(2)
------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                           $      9.590        $      9.980     $     10.000
------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment income                                            $      0.042        $      0.040     $      0.041
Net realized and unrealized gain (loss)                                (0.037)             (0.112)           0.025
------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                              $      0.005        $     (0.072)    $      0.066
------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
From net investment income                                       $     (0.145)       $     (0.318)    $     (0.086)
------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                              $     (0.145)       $     (0.318)    $     (0.086)
------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                                 $      9.450        $      9.590     $      9.980
------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                          0.05%              (0.74)%           0.66%
------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+
Net assets, end of period (000's omitted)                        $     39,430        $     55,078     $     18,387
Ratios (As a percentage of average daily net assets):
   Net expenses(4)                                                       1.81%(5)            1.81%            1.76%(5)
   Net expenses after custodian fee reduction(4)                         1.81%(5)            1.81%            1.76%(5)
   Net investment income                                                 0.88%(5)            0.41%            1.56%(5)
Portfolio Turnover of the Investment Portfolio                             78%                 43%               0%
Portfolio Turnover of the Government Obligations Portfolio                  3%                 67%              41%
Portfolio Turnover of the Floating Rate Portfolio                          33%                 --               --

+  The operating expenses of the Investment Portfolio and the
   Fund reflect an allocation/waiver of expenses to the
   Investment Adviser and and Administrator. Had such actions not been taken, the ratios and net investment income per
   share would have been as follows:
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                           1.89%(5)            1.83%            2.80%(5)
   Expenses after custodian fee reduction(4)                             1.89%(5)            1.83%            2.80%(5)
   Net investment income                                                 0.80%(5)            0.39%            0.52%(5)
Net investment income per share                                  $      0.038        $      0.038     $      0.015

(1) Net investment income per share was computed using average shares outstanding.

(2) For the period from the start of business, September 30, 2002, to December 31, 2002.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolios' allocated expenses.

(5)  Annualized.

                        See notes to financial statements

EATON VANCE LOW DURATION FUND as of June 30, 2004

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance Low Duration Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). After the longer of four years or the time when the CDSC applicable to Class B shares expires, Class B shares will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based on the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund currently invests all of its investable assets in interests in three Portfolios: Investment Portfolio, Government Obligations Portfolio and Floating Rate Portfolio (the Portfolios), which are New York Trusts. Consistent with its investment objectives and policies, the Fund may also invest in Cash Management Portfolio and Investment Grade Portfolio, which are also New York Trusts. The Fund does not currently invest in these portfolios. The investment objectives and policies of the Fund are the same as Investment Portfolio. Each of Government Obligations Portfolio and Floating Rate Portfolio has an investment objective and investment policies that are similar or complementary to those of the Fund. The value of the Fund's investment in the Portfolios reflects the Fund's proportionate interest in the net assets of the Investment Portfolio, Government Obligations Portfolio and the Floating Rate Portfolio, (99.8%, 2.1% and 0.2%, respectively, at June 30, 2004). A copy of each Portfolio's financial statements is available on the EDGAR Database on the Securities and Exchange Commission's website (www.sec.gov), at the Commission's public reference room in Washington, DC or upon request from the Fund's principal underwriter, Eaton Vance Distributors Inc. (EVD) by calling 1-800-225-6265.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- The valuation policies of the Investment Portfolio and the Government Obligations Portfolio are as follows: Seasoned mortgage backed, pass-through securities are valued using an independent matrix pricing system applied by the adviser which takes into account closing bond valuations, yield differentials, anticipated prepayments and interest rates provided by dealers. Debt securities (other than seasoned mortgage backed, pass-through securities) are normally valued on the basis of valuations furnished by dealers or a pricing service. Options are valued at last sale price on a U.S. exchange or board of trade or, in the absence of a sale, at the mean between the last bid and asked price. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Securities for which there is no such quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Short-term obligations and money market securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates value. Floating Rate Portfolio's valuation policies are as follows: Investments in interests in senior floating rate loans (Senior Loans) determined by the adviser to be liquid are valued on the basis of market valuations furnished by a pricing service. Other Senior Loans are valued at fair value by the advisor under procedures established by the Trustees as permitted by Section 2(a)(41) of the Investment Company Act of 1940. Such procedures include the consideration of relevant factors, data and information relating to fair value, including (i) the characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, period until next interest rate reset, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the Borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Portfolio's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the Borrower, based on an evaluation of its financial condition, financial statements and information about the Borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan including price quotations for and trading in the Senior Loan, and interests in similar Senior Loans and the market environment and investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the experience, reputation, stability and financial condition of the Agent and any intermediate participant in the Senior Loan; and

   (vi) general economic and market conditions affecting the fair value of the Senior Loan. Fair valued securities are marked daily as well. Non-loan Portfolio holdings (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, portfolio securities will be valued at the last sale price on the exchange that is the primary market for such securities, or the average of the last quoted bid price and asked price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. The value of interest rate swaps will be based upon a dealer quotation. Short-term obligations which mature in sixty days or less are valued at amortized cost, if their original term to maturity when acquired by the Portfolio was 60 days or less or are valued at amortized cost using their value on the 61st day prior to maturity, if their original term to maturity when acquired by the Portfolio was more then 60 days, unless in each case this is determined not to represent fair value. Repurchase agreements are valued at cost plus accrued interest. Other portfolio securities for which there are no quotations or valuations are valued at fair value as determined in good faith by or on behalf of the Trustees.

   B INCOME -- The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund, determined in accordance with accounting principles generally accepted in the United States of America.

   C FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2003, the Fund, for federal income tax purposes, had a capital loss carryover of $4,217,827 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryovers will expire on December 31, 2010 ($5,478) and December 31, 2011 ($4,212,349). At December 31, 2003, net
   capital losses of $973,322 attributable to security transactions incurred after October 31, 2003 are treated as arising on the first day of the Fund's taxable year ending December 31, 2004.

   D USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   E EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

   F INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

   G EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

   H OTHER -- Investment transactions are accounted for on a trade-date basis. Dividends to shareholders are recorded on the ex-dividend date.

   I INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to June 30, 2004 and for the period then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  DISTRIBUTIONS TO SHAREHOLDERS

   The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences between book and tax accounting relating to distributions primarily relate to the different treatment for paydown gains/losses on mortgage-backed securities by the Portfolios. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  SHARES OF BENEFICIAL INTEREST

   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              JUNE 30, 2004      YEAR ENDED
   CLASS A                                    (UNAUDITED)        DECEMBER 31, 2003
   -------------------------------------------------------------------------------
   Sales                                             1,179,263          10,992,365
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                     61,582             165,077
   Redemptions                                      (3,585,747)         (7,221,795)
   Exchange from Class B shares                        103,884                  --
   -------------------------------------------------------------------------------
   NET INCREASE (DECREASE)                          (2,241,018)          3,935,647
   -------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              JUNE 30, 2004      YEAR ENDED
   CLASS B                                    (UNAUDITED)        DECEMBER 31, 2003
   -------------------------------------------------------------------------------
   Sales                                               386,460           2,179,780
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                     15,265              39,350
   Redemptions                                        (541,811)         (1,462,954)
   Exchange to Class A shares                         (103,884)                 --
   -------------------------------------------------------------------------------
   NET INCREASE (DECREASE)                            (243,970)            756,176
   -------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              JUNE 30, 2004      YEAR ENDED
   CLASS C                                    (UNAUDITED)        DECEMBER 31, 2003
   -------------------------------------------------------------------------------
   Sales                                               450,210           7,044,115
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                     44,859             105,670
   Redemptions                                      (2,064,414)         (3,248,823)
   -------------------------------------------------------------------------------
   NET INCREASE (DECREASE)                          (1,569,345)          3,900,962
   -------------------------------------------------------------------------------

4  TRANSACTIONS WITH AFFILIATES

   Eaton Vance serves as the investment adviser and administrator of the Fund, providing the Fund with investment advisory services (relating to the investment of the Fund's assets in the Portfolios), and administering the business affairs of the Fund. Under the investment advisory and administrative agreement, EVM earns a fee in the amount of 0.15% per annum of average daily net assets of the Fund. Effective March 15, 2004, Eaton Vance agreed to waive its 0.15% fee in its entirety, such agreement being memorialized in a Fee Waiver Agreement between Eaton Vance and the Fund. For the six months ended June 30, 2004, Eaton Vance's advisory and administration fee amounted to $85,375. Pursuant to the Fee Waiver Agreement, EVM waived $46,138 of the Fund's investment advisory and administrative fee for the six months ended June 30, 2004. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services and the Fund is allocated its share of the investment advisory fee paid by each Portfolio in which it invests. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended June 30, 2004, EVM earned $3,163 in sub-transfer agent fees. Certain officers and Trustees of the Fund and Portfolios are officers of the above organizations. Except as to Trustees of the Fund and the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. The Fund was informed that EVD, a subsidiary of EVM, received $4,573 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2004.

5  DISTRIBUTION AND SERVICE PLANS

   The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan), pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A
   Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% and 0.60% of the Fund's average daily net assets attributable to Class B and Class C shares, respectively, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $59,327 and $140,624 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended June 30, 2004, representing 0.75% (annualized) and 0.60% (annualized) of the average daily net assets for Class B and Class C shares, respectively. At June 30, 2004, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $861,000, and $3,967,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.25% (annualized) of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended June 30, 2004 amounted to $63,923, $19,776 and $58,593 for Class A, Class B, and Class C shares, respectively.

6  CONTINGENT DEFERRED SALES CHARGE

   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending upon the circumstances of purchase). The Class B CDSC is imposed at declining rates that begin at 3% in the case of redemptions in the first year after purchase, declining to 2.5% in the second year, 2.0% in the third year, 1.0% in the fourth year and 0.0% thereafter. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

   No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plans (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. The Fund was informed that EVD received approximately $51,000 and $20,000 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the six months ended June 30, 2004.

7  INVESTMENT TRANSACTIONS

   Increases and decreases in the Fund's investment in the Investment Portfolio for the six months ended June 30, 2004 aggregated $64,096,592 and $72,804,488, respectively. Increases and decreases in the Fund's investment in the Government Obligations Portfolio for the six months ended June 30, 2004 aggregated $2,389,753 and $43,760,722, respectively. Increases and decreases in the Fund's investment in the Floating Rate Portfolio for the six months ended June 30, 2004 aggregated $9,000,000 and $0, respectively.

8  INVESTMENT IN PORTFOLIOS

   For the six months ended June 30, 2004, the Fund was allocated net investment income and realized and unrealized gain (loss) from the Portfolios as follows:

                                         INVESTMENT        GOVERNMENT         FLOATING
                                           INCOME          OBLIGATIONS          RATE
                                         PORTFOLIO          PORTFOLIO         PORTFOLIO          TOTAL
   --------------------------------------------------------------------------------------------------------
   Interest income                     $      637,032    $      686,458    $       52,517    $    1,376,007
   Security lending income                         --           144,119                --           144,119
   Expenses                                  (208,497)         (160,790)           (8,041)         (377,328)
   --------------------------------------------------------------------------------------------------------
   NET INVESTMENT
     INCOME                            $      428,535    $      669,787    $       44,476    $    1,142,798
   --------------------------------------------------------------------------------------------------------
   Net realized gain (loss)
     Investment transactions           $      (70,835)   $       18,721    $       (3,045)   $      (55,159)
     Financial futures contracts                   --            57,525                --            57,525
     Swap contracts                                --                --               135               135
   --------------------------------------------------------------------------------------------------------
   NET REALIZED
     GAIN (LOSS)                       $      (70,835)   $       76,246    $       (2,910)   $        2,501
   --------------------------------------------------------------------------------------------------------
   Change in unrealized
     appreciation (depreciation)
     Investments                       $     (132,467)   $     (264,271)   $        8,272    $     (388,466)
     Financial futures contracts                   --           (23,322)               --           (23,322)
     Swap contracts                                --                --                38                38
   --------------------------------------------------------------------------------------------------------
   NET CHANGE IN
     UNREALIZED APPRECIATION
     (DEPRECIATION)                    $     (132,467)   $     (287,593)   $        8,310    $     (411,750)
   --------------------------------------------------------------------------------------------------------

EATON VANCE LOW DURATION FUND

INVESTMENT MANAGEMENT

EATON VANCE LOW DURATION FUND

                    OFFICERS
                    Thomas E. Faust
                    President

                    William H. Ahern, Jr.
                    Vice President

                    Thomas J. Fetter
                    Vice President

                    Michael R. Mach
                    Vice President

                    Robert B. MacIntosh
                    Vice President

                    Duncan W. Richardson
                    Vice President

                    Walter A. Row, III
                    Vice President

                    Judith A. Saryan
                    Vice President

                    Susan Schiff
                    Vice President

                    James L. O'Connor
                    Treasurer

                    Alan R. Dynner
                    Secretary

                    TRUSTEES
                    James B. Hawkes

                    Samuel L. Hayes, III

                    William H. Park

                    Roanld A. Pearlman

                    Norton H. Reamer

                    Lynn A. Stout

INVESTMENT PORTFOLIO

                    OFFICERS
                    Mark S. Venezia
                    President

                    Christine Johnston
                    Vice President

                    Susan Schiff
                    Vice President

                    Barbara E. Campbell
                    Treasurer

                    Alan R. Dynner
                    Secretary

                    TRUSTEES
                    James B. Hawkes

                    Samuel L. Hayes

                    William H. Park

                    Roanld A. Pearlman

                    Norton H. Reamer

                    Lynn A. Stout

                          PORTFOLIO INVESTMENT ADVISER
                         BOSTON MANAGEMENT AND RESEARCH
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109

                    FUND INVESTMENT ADVISER AND ADMINISTRATOR
                             EATON VANCE MANAGEMENT
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 Clarendon Street
                                Boston, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             Attn: Eaton Vance Funds
                                  P.O. Box 9653
                            Providence, RI 02940-9653
                                 (800) 262-1122

                         EATON VANCE MUTUAL FUNDS TRUST
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109


   THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. BEFORE
      INVESTING, INVESTORS SHOULD CONSIDER CAREFULLY THE FUND'S INVESTMENT OBJECTIVE(S), RISKS, AND CHARGES AND EXPENSES. THE FUND'S CURRENT PROSPECTUS
CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND AND IS AVAILABLE THROUGH YOUR
  FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR
          SEND MONEY. FOR FURTHER INFORMATION PLEASE CALL 800-225-6265.

1560-8/04                                                                  LDSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust (On behalf of Eaton Vance Low Duration Fund)
---------------------------------------------------------------------------

By:    /s/ Thomas E. Faust Jr.
      ------------------------------------------
      Thomas E. Faust Jr.
      President


Date: August 11, 2004
      ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ James L. O'Connor
      ------------------------------------------
      James L. O'Connor
      Treasurer


Date: August 11, 2004
      ---------------


By:    /s/ Thomas E. Faust Jr.
      ------------------------------------------
      Thomas E. Faust Jr.
      President


Date: August 11, 2004
      ---------------